Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Opening balance	$ (7)	$ 479
Adjustment from transition to IFRS 9	19
Currency translation adjustments	(23)	8
– consolidated sales revenue		1
– net operating costs	9	(5)
- consolidated sales revenue		17
– net operating costs	375	(508)
Total unrealised gains transferred into other comprehensive income through cash flow hedges	181
Additions	67
Disposals/maturity of financial instruments	(6)	(5)
Transfers	22	6
Closing balance	637	(7)
Total gains/(losses) for the year included in the income statement for assets and liabilities held at year end	$ 346	$ (491)